Parent Company Only Condensed Financial Information	12 Months Ended
Oct. 31, 2025
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 17 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 €(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of October 31, 2025, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of October 31,
	2025	2024
ASSETS
Cash and cash equivalents	$87	$15,725
Other receivables and other current assets	9,412	-
Due from related parties	56,694,264	63,579,748
Receivable - Bitcoin Consideration	10,967,700	-
TOTAL CURRENT ASSETS	67,671,463	63,595,473
TOTAL ASSETS	67,671,463	63,595,473

LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party	$17	$1,630
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	53,617,496	55,176,285
TOTAL CURRENT LIABILITIES	$53,617,513	$55,177,915
TOTAL LIABILITIES	53,617,513	55,177,915

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.078 par value; (125,000,000 shares authorized, 1,255,785 and 275,285 shares issued and outstanding as of October 31, 2025 and 2024, respectively)	97,951	21,472
Additional paid-in capital	102,026,051	86,169,229
Statutory reserve	891,439	891,439
Accumulated deficit	(87,984,114)	(77,793,056)
Accumulated other comprehensive loss	(977,377)	(871,526)
TOTAL SHAREHOLDERS’ EQUITY	14,053,950	8,417,558
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$67,671,463	$63,595,473

Condensed Statements of Income

	For the years ended October 31,
	2025	2024	2023

Selling and marketing expense	$-	$-	$1,673,100
Stock based Compensation (G&A)	-	12,355,200	-
General and administrative expenses	563	120,913	1,984,035
Impairment loss/Write-off Other Assets	-	1,275,000	-
Expected credit loss	4,033	-	-
Interest income	-	(127)	(3,407)
Interest expense	-	-	262,774
Loss from operation	(4,596)	(13,750,986)	(3,916,502)
Other income:
Loss on remeasurement of contract asset for digital currency receipt	(66,300)	-	-
Share of loss of subsidiaries, consolidated VIE and VIE’s subsidiaries	(10,120,162)	(45,381,937)	(5,472,046)

Loss before income tax expense	(10,191,058)	(59,132,923)	(9,388,548)
Income tax expense	-	-	-
Net loss	$(10,191,058)	$(59,132,923)	$(9,388,548)
Other Comprehensive loss
Foreign currency translation (loss) income	(105,851)	605,499	(400,081)
Total comprehensive losses	$(10,296,909)	$(58,527,424)	$(9,788,629)

Condensed Statements of Cash Flows

	For the years ended October 31,
	2025	2024	2023

Net cash used in (provided by) operating activities	$(11,798,809)	$379,214	$(2,288,775)
Net cash provided by (used in) investing activities	6,885,501	(50,797,409)	(1,903,746)
Net cash provided by financing activities	4,897,670	50,357,396	2,268,599
Net decrease in cash and cash equivalents and restricted cash	(15,638)	(60,799)	(1,923,922)
Cash and cash equivalents and restricted cash, at beginning of year	15,725	76,524	2,000,446
Cash and cash equivalents and restricted cash, at end of year	87	15,725	76,524